Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents and restricted cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,306,404	1,306,404	1,220,064	1,220,064
RMB	2,691,718	412,530	3,462,640	543,099
Others	N/A	23,815	N/A	74,022
Total		1,742,749		1,837,185

As of December 31, 2020 and 2021, the Group's restricted cash and cash equivalents were US$13,733 and US$297,022, respectively. The increase in restricted cash and cash equivalents as of December 31,2021 compared to December 31, 2020 was mainly attributable to a portion of the consideration which was received from Baidu and deposited in an escrow accounts owned by the Group, in accordance with the terms set forth in the agreement with Baidu to dispose YY Live business.